Invesco Van Kampen Intermediate Term Municipal Income Fund | Summary - Invesco Van Kampen Intermediate Term Municipal Income Fund - Class A, B, C, and Y

Summary and Statutory Prospectus Supplement dated June 6, 2011

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C and Y shares of the Fund listed below:

Invesco Van Kampen Intermediate Term Municipal Income Fund

The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
"Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Van Kampen Intermediate Term Municipal Income Fund Summary - Invesco Van Kampen Intermediate Term Municipal Income Fund - Class A, B, C, and Y	Class A, Invesco Van Kampen Intermediate Term Municipal Income Fund	Class B, Invesco Van Kampen Intermediate Term Municipal Income Fund	Class C, Invesco Van Kampen Intermediate Term Municipal Income Fund	Class Y, Invesco Van Kampen Intermediate Term Municipal Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Van Kampen Intermediate Term Municipal Income Fund Summary - Invesco Van Kampen Intermediate Term Municipal Income Fund - Class A, B, C, and Y		Class A, Invesco Van Kampen Intermediate Term Municipal Income Fund	Class B, Invesco Van Kampen Intermediate Term Municipal Income Fund	Class C, Invesco Van Kampen Intermediate Term Municipal Income Fund	Class Y, Invesco Van Kampen Intermediate Term Municipal Income Fund
Management Fees		0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.14%	0.14%	0.14%	0.14%
Interest Expenses		0.01%	0.01%	0.01%	0.01%
Total Other Expenses		0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	[1]	0.88%	1.63%	1.63%	0.63%
Fee Waiver and/or Expense Reimbursement	[2][3]	0.12%	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.76%	1.51%	1.51%	0.51%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
[2]	Effective June 6, 2011 and through June 30, 2012, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.10% of the average daily net assets of the Fund. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. Fee Waiver and/or Expense Reimbursement has been restated to reflect this agreement.
[3]	Effective June 6, 2011, Invesco has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.75%, 1.50%, 1.50% and 0.50%, respectively, of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses that the Fund has incurred by did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. Fee Waiver and/or Expense Reimbursement has been restated to reflect this agreement.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Van Kampen Intermediate Term Municipal Income Fund Summary - Invesco Van Kampen Intermediate Term Municipal Income Fund - Class A, B, C, and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Intermediate Term Municipal Income Fund	549	719	916	1,486
Class B, Invesco Van Kampen Intermediate Term Municipal Income Fund	654	790	1,063	1,711
Class C, Invesco Van Kampen Intermediate Term Municipal Income Fund	254	490	863	1,912
Class Y, Invesco Van Kampen Intermediate Term Municipal Income Fund	52	177	327	763

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Van Kampen Intermediate Term Municipal Income Fund Summary - Invesco Van Kampen Intermediate Term Municipal Income Fund - Class A, B, C, and Y (USD $)	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Intermediate Term Municipal Income Fund	549	719	916	1,486
Class B, Invesco Van Kampen Intermediate Term Municipal Income Fund	154	490	863	1,711
Class C, Invesco Van Kampen Intermediate Term Municipal Income Fund	154	490	863	1,912
Class Y, Invesco Van Kampen Intermediate Term Municipal Income Fund	52	177	327	763

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Intermediate Term Municipal Income Fund (the predecessor fund) and the Fund for the most recent fiscal year was 12% of the average value of the portfolio.”